Subsequent event	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent event

31. Subsequent event

In February 2023, the Company's dormant manufacturing facility located in Belleville, Ontario, or Belleville facility, formerly part of the plasma-derived therapeutics segment and previously classified as property, plant and equipment, met the criteria to be classified as held for sale. The carrying amount of the Belleville facility was $3,958 at December 31, 2022.